Contingent liabilities and commitments (Details) ₪ in Thousands, $ in Millions			1 Months Ended
	Nov. 04, 2018 ILS (₪)	Apr. 02, 1997 ILS (₪)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 ILS (₪)	Nov. 08, 2021 ILS (₪)	Aug. 02, 2021 ILS (₪)	Feb. 15, 2021 ILS (₪)	Jan. 04, 2021 ILS (₪)	Sep. 08, 2020 ILS (₪)	Feb. 24, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages					₪ 57,000	₪ 100,000	₪ 2,700	₪ 8,300	₪ 57,000
Amount of non-financial damages						₪ 384,000
US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages | $										$ 3
Agreement Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly amount payment		₪ 10
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits	₪ 4,183,208
Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation				₪ 2,377,305
Repayment of funds			₪ 1,694,325